Cover Page	12 Months Ended
May 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	May 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.
Entity Central Index Key	0001372920
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	1,549,068,783
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 6 Hai Dian Zhong Street
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100080
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-32993
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Beijing, the People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 6 Hai Dian Zhong Street
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100080
Entity Address, Country	CN
Contact Personnel Name	Zhihui Yang
Contact Personnel Email Address	yangzhihui@xdf.cn
City Area Code	86 10
Local Phone Number	6090-8000
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	9901
Title of 12(b) Security	Common shares
ADR [Member]
Document Information [Line Items]
Trading Symbol	EDU
Title of 12(b) Security	American depositary shares, each representing ten common shares
Security Exchange Name	NYSE